Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of detailed information about intangible assets

	Developed technology	Brand name	Total
	HK$	HK$	HK$
COST
At April 30, 2020	—	—	—
Acquired on acquisition of PolicyPal (note 14)	45,260	—	45,260

At April 30, 2021	45,260	—	45,260
Additions	1,176	1,380	2,556
Exchange adjustments	(30)	—	(30)

At April 30, 2022	46,406	1,380	47,786

AMORTIZATION
At April 30, 2020	—	—	—
Charge for the year	4,849	—	4,849

At April 30, 2021	4,849	—	4,849
Charge for the year	6,460	63	6,523
Exchange adjustments	(4)	—	(4)

At April 30, 2022	11,305	63	11,368

CARRYING VALUE
At April 30, 2021	40,411	—	40,411

At April 30, 2022	35,101	1,317	36,418

Summary of intangible assets with indefinite useful life	The intangible assets are amortized on a straight-line basis as follows:

Developed technology	7 years
Brand name	20 years